UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06652

Exact name of registrant as specified in charter:	Aberdeen Investment Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Jay G. Baris, Esquire
Morrison & Foerster LLP
250 West 55th Street
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. The schedule of investments for the nine-month period ended July 31, 2016 is filed herewith.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.2%)
AUSTRALIA (1.2%)
Health Care (1.2%)
CSL Ltd. (a)	31,200	$2,797,849

CANADA (4.1%)
Industrials (1.2%)
Canadian National Railway Co.	45,694	2,896,712

Materials (1.3%)
Potash Corp. of Saskatchewan, Inc.	187,600	2,923,954

Telecommunication Services (1.6%)
TELUS Corp.	109,700	3,670,810

		9,491,476

FRANCE (1.6%)
Consumer Staples (1.6%)
L’Oreal SA (a)	19,500	3,705,086

GERMANY (5.1%)
Health Care (3.5%)
Bayer AG (a)	30,200	3,246,435

Fresenius Medical Care AG & Co. KGaA (a)	52,642	4,808,185

		8,054,620

Materials (1.6%)
Linde AG (a)	26,200	3,765,325

		11,819,945

HONG KONG (9.1%)
Consumer Discretionary (1.4%)
Samsonite International SA (a)	1,148,400	3,262,974

Financials (4.4%)
AIA Group Ltd. (a)	1,219,400	7,595,874
Swire Pacific Ltd., Class A (a)	219,500	2,630,458

		10,226,332

Industrials (3.3%)
Jardine Matheson Holdings Ltd. (a)	85,000	5,055,329
MTR Corp. Ltd. (a)	466,500	2,642,043

		7,697,372

		21,186,678

ISRAEL (2.4%)
Information Technology (2.4%)
Check Point Software Technologies Ltd. (b)	72,600	5,581,488

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund

ITALY (1.5%)
Energy (1.5%)
Tenaris SA, ADR	128,700	$3,438,864

JAPAN (13.2%)
Consumer Discretionary (1.1%)
Shimano, Inc. (a)	15,700	2,455,333

Consumer Staples (3.7%)
Japan Tobacco, Inc. (a)	223,100	8,700,838

Financials (2.4%)
Daito Trust Construction Co. Ltd. (a)	33,200	5,574,934

Industrials (1.5%)
FANUC Corp. (a)	21,500	3,594,973

Information Technology (1.6%)
Keyence Corp. (a)	5,200	3,667,941

Materials (2.9%)
Shin-Etsu Chemical Co. Ltd. (a)	99,100	6,762,491

		30,756,510

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka (a)(b)(c)	1,424,182	2

MEXICO (2.4%)
Consumer Staples (2.4%)
Fomento Economico Mexicano SAB de CV, ADR	63,700	5,701,150

PHILIPPINES (1.1%)
Financials (1.1%)
Ayala Land, Inc. (a)	2,983,700	2,502,993

SERBIA (0.0%)
Industrials (0.0%)
Toza Markovic ad Kikinda (a)(b)(c)(d)	78,160	0

SINGAPORE (5.9%)
Financials (3.0%)
City Developments Ltd. (a)	556,800	3,543,414
Oversea-Chinese Banking Corp. Ltd. (a)	540,229	3,484,740

		7,028,154

Telecommunication Services (2.9%)
Singapore Telecommunications Ltd. (a)	2,132,900	6,688,529

		13,716,683

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd. (a)	351,400	3,551,952

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund

SWEDEN (2.2%)
Industrials (2.2%)
Atlas Copco AB, A Shares (a)	179,000	$5,024,826

SWITZERLAND (11.6%)
Consumer Staples (3.6%)
Nestle SA (a)	103,300	8,277,695

Health Care (8.0%)
Novartis AG (a)	111,400	9,239,865
Roche Holding AG (a)	36,700	9,368,334

		18,608,199

		26,885,894

TAIWAN (3.6%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,572,000	8,491,453

THAILAND (1.8%)
Financials (1.8%)
Kasikornbank PCL (a)	735,300	4,219,858

UNITED KINGDOM (21.9%)
Consumer Discretionary (2.1%)
Whitbread PLC (a)	96,312	4,918,131

Consumer Staples (2.5%)
British American Tobacco PLC (a)	91,300	5,827,205

Energy (4.5%)
John Wood Group PLC (a)	380,900	3,332,392
Royal Dutch Shell PLC, B Shares (a)	271,000	7,208,253

		10,540,645

Financials (3.5%)
Prudential PLC (a)	256,800	4,526,988
Standard Chartered PLC (a)	458,000	3,662,223

		8,189,211

Industrials (4.8%)
Experian PLC (a)	250,500	4,899,912
Rolls-Royce Holdings PLC (a)(b)	358,500	3,751,200
Weir Group PLC (The) (a)	131,300	2,544,030

		11,195,142

Materials (1.0%)
BHP Billiton PLC (a)	174,300	2,197,666

Telecommunication Services (3.5%)
Inmarsat PLC (a)	247,400	2,558,019
Vodafone Group PLC (a)	1,859,300	5,648,332

		8,206,351

		51,074,351

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund

VENEZUELA (0.0%)
Financials (0.0%)
Banco Venezolano de Credito SA (a)(b)(c)	156	$0

Industrials (0.0%)
Cemex Venezuela SACA-I (a)(b)(c)	15,843,815	0

		—

Total Common Stocks		209,947,058

EXCHANGE TRADED FUNDS (0.0%)
RUSSIA (0.0%)
Renaissance Pre-IPO Fund ETF (a)(b)(c)	92,634	0

Total Exchange Traded Funds		0

GOVERNMENT BONDS (0.0%)
VENEZUELA (0.0%)
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018 (a)(c)	49,500,000	—
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018 (a)(c)	20,000,000	—

		—

Total Government Bonds		0

PREFERRED STOCKS (7.7%)
BRAZIL (1.8%)
Financials (1.8%)
Banco Bradesco SA, ADR, Preferred Shares	481,000	4,184,700

GERMANY (2.7%)
Consumer Staples (2.7%)
Henkel AG & Co. KGaA, Preferred Shares (a)	50,900	6,342,434

REPUBLIC OF SOUTH KOREA (3.2%)
Information Technology (3.2%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	6,516	7,365,205

Total Preferred Stocks		17,892,339

SHORT-TERM INVESTMENTS (1.2%)
UNITED STATES (1.2%)
State Street Institutional U.S. Government Money Market Fund (e)	2,822,124	2,822,124

Total Short-Term Investments		2,822,124

Total Investments (Cost $289,975,493) (f)—99.1%		230,661,521

Other assets in excess of liabilities—0.9%		2,002,072

Net Assets—100.0%		$232,663,593

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2016.
(d)	Investment in affiliate.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund

(e)	Registered investment company advised by State Street Global Advisors.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
VEF	Venezuelan Bolivar Fuerte

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (90.6%)
AUSTRALIA (1.1%)
Health Care (1.1%)
CSL Ltd. (a)	13,200	$1,183,705

CANADA (4.1%)
Industrials (1.2%)
Canadian National Railway Co.	22,171	1,405,502

Materials (1.3%)
Potash Corp. of Saskatchewan, Inc.	91,300	1,423,012

Telecommunication Services (1.6%)
TELUS Corp.	52,800	1,766,807

		4,595,321

FRANCE (1.6%)
Consumer Staples (1.6%)
L’Oreal SA (a)	9,500	1,805,042

GERMANY (5.0%)
Health Care (3.5%)
Bayer AG (a)	14,600	1,569,469
Fresenius Medical Care AG & Co. KGaA (a)	26,462	2,416,971

		3,986,440

Materials (1.5%)
Linde AG (a)	11,500	1,652,719

		5,639,159

HONG KONG (9.5%)
Consumer Discretionary (1.4%)
Samsonite International SA (a)	559,500	1,589,719

Financials (4.8%)
AIA Group Ltd. (a)	617,000	3,843,410
Swire Pacific Ltd., Class A (a)	125,000	1,497,983

		5,341,393

Industrials (3.3%)
Jardine Matheson Holdings Ltd. (a)	40,500	2,408,716
MTR Corp. Ltd. (a)	237,500	1,345,091

		3,753,807

		10,684,919

ISRAEL (2.4%)
Information Technology (2.4%)
Check Point Software Technologies Ltd. (b)	35,400	2,721,552

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund II

ITALY (1.7%)
Energy (1.7%)
Tenaris SA, ADR	70,800	$1,891,776

JAPAN (13.0%)
Consumer Discretionary (1.0%)
Shimano, Inc. (a)	7,600	1,188,569

Consumer Staples (3.8%)
Japan Tobacco, Inc. (a)	110,100	4,293,869

Financials (2.2%)
Daito Trust Construction Co. Ltd. (a)	14,600	2,451,628

Industrials (1.5%)
FANUC Corp. (a)	10,400	1,738,963

Information Technology (1.6%)
Keyence Corp. (a)	2,500	1,763,433

Materials (2.9%)
Shin-Etsu Chemical Co. Ltd. (a)	47,500	3,241,356

		14,677,818

MEXICO (2.5%)
Consumer Staples (2.5%)
Fomento Economico Mexicano SAB de CV, ADR	31,700	2,837,150

PHILIPPINES (1.1%)
Financials (1.1%)
Ayala Land, Inc. (a)	1,449,400	1,215,886

SINGAPORE (6.0%)
Financials (3.1%)
City Developments Ltd. (a)	281,100	1,788,889
Oversea-Chinese Banking Corp. Ltd. (a)	270,062	1,742,032

		3,530,921

Telecommunication Services (2.9%)
Singapore Telecommunications Ltd. (a)	1,037,900	3,254,735

		6,785,656

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd. (a)	170,400	1,722,404

SWEDEN (2.3%)
Industrials (2.3%)
Atlas Copco AB, A Shares (a)	92,200	2,588,207

SWITZERLAND (11.6%)
Consumer Staples (3.6%)
Nestle SA (a)	50,300	4,030,668

Health Care (8.0%)
Novartis AG (a)	54,300	4,503,812
Roche Holding AG (a)	17,800	4,543,770

		9,047,582

		13,078,250

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund II

TAIWAN (3.7%)
Information Technology (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	768,000	$4,148,496

THAILAND (1.8%)
Financials (1.8%)
Kasikornbank PCL (a)	358,700	2,058,565

UNITED KINGDOM (21.7%)
Consumer Discretionary (2.1%)
Whitbread PLC (a)	46,511	2,375,064

Consumer Staples (2.5%)
British American Tobacco PLC (a)	44,500	2,840,204

Energy (4.7%)
John Wood Group PLC (a)	197,600	1,728,750
Royal Dutch Shell PLC, B Shares (a)	134,700	3,582,847

		5,311,597

Financials (3.6%)
Prudential PLC (a)	125,400	2,210,609
Standard Chartered PLC (a)	227,300	1,817,518

		4,028,127

Industrials (4.8%)
Experian PLC (a)	118,800	2,323,791
Rolls-Royce Holdings PLC (a)(b)	176,600	1,847,871
Weir Group PLC (The) (a)	62,600	1,212,919

		5,384,581

Materials (0.7%)
BHP Billiton PLC (a)	62,600	789,294

Telecommunication Services (3.3%)
Inmarsat PLC (a)	120,500	1,245,923
Vodafone Group PLC (a)	828,500	2,516,884

		3,762,807

		24,491,674

Total Common Stocks		102,125,580

PREFERRED STOCKS (7.7%)
BRAZIL (1.8%)
Financials (1.8%)
Banco Bradesco SA, ADR, Preferred Shares	238,250	2,072,775

GERMANY (2.7%)
Consumer Staples (2.7%)
Henkel AG & Co. KGaA, Preferred Shares (a)	24,700	3,077,763

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Select International Equity Fund II

REPUBLIC OF SOUTH KOREA (3.2%)
Information Technology (3.2%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	3,158	$3,569,569

Total Preferred Stocks		8,720,107

SHORT-TERM INVESTMENTS (1.0%)
UNITED STATES (1.0%)
State Street Institutional U.S. Government Money Market Fund (c)	1,172,603	1,172,603

Total Short-Term Investments		1,172,603

Total Investments (Cost $123,473,310) (d)—99.3%		112,018,290

Other assets in excess of liabilities—0.7%		765,658

Net Assets—100.0%		$112,783,948

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (8.4%)
UNITED STATES (8.4%)
Ally Auto Receivables Trust, Series 2016-2, Class A3 (USD), 1.35%, 05/15/2020	$3,581,000	$3,593,417
Ally Master Owner Trust
Series 2014-1, Class A1 (USD), 0.95%, 01/15/2019 (a)	3,105,000	3,106,231
Series 2014-5, Class A2, ABS (USD), 1.60%, 10/15/2019	4,017,000	4,030,686
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A (USD), 2.63%, 12/20/2021 (b)	2,890,000	2,933,735
BMW Vehicle Lease Trust, Series 2015-2, Class A3 (USD), 1.40%, 09/20/2018	3,870,000	3,882,781
Chase Issuance Trust
Series 2007-B1, Class B1, ABS (USD), 0.73%, 04/15/2019 (a)	3,640,000	3,633,666
Series 2007-C1, Class C1, ABS (USD), 0.94%, 04/15/2019 (a)	2,960,000	2,955,049
Series 2015-A5, Class A5, ABS (USD), 1.36%, 04/15/2020	4,483,000	4,503,553
Chesapeake Funding LLC, Series 2013-1A, Class A (USD), 0.92%, 01/07/2025 (a)(b)	679,454	679,296
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1 (USD), 2.88%, 01/23/2023	4,184,000	4,453,283
CNH Wholesale Master Note Trust, Series 2013-2A, Class A (USD), 1.08%, 08/15/2019 (a)(b)	4,940,000	4,940,404
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2 (USD), 1.08%, 08/15/2020 (a)	3,990,000	3,997,975
GE Dealer Floorplan Master Note Trust
Series 2014-2, Class A, ABS (USD), 0.94%, 10/20/2019 (a)	3,940,000	3,930,295
Series 2015-2, Class A (USD), 1.14%, 01/20/2022 (a)	4,640,000	4,633,132
GM Financial Automobile Leasing Trust
Series 2014-2A, Class A3 (USD), 1.22%, 01/22/2018 (b)	2,037,667	2,038,324
Series 2015-2, Class A2B (USD), 0.91%, 04/20/2018 (a)	2,388,395	2,388,531
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3 (USD), 0.67%, 11/21/2017	1,512,113	1,511,188
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2B (USD), 0.75%, 06/15/2018 (a)	2,493,272	2,493,728
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A (USD), 1.24%, 10/25/2019 (a)(b)	3,120,000	3,114,659
Navistar Financial Dealer Note Master Trust II, Series 2015-1, Class A (USD), 1.89%, 06/25/2020 (a)(b)	3,750,000	3,733,637
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A3 (USD), 0.84%, 11/15/2017	283,993	283,970
SLM Student Loan Trust
Series 2011-1, Class A1 (USD), 1.01%, 03/25/2026 (a)	1,185,590	1,176,692
Series 2011-2, Class A1 (USD), 1.09%, 11/25/2027 (a)	2,037,542	2,021,225
Series 2013-2, Class A (USD), 0.94%, 06/25/2043 (a)	2,689,305	2,605,871
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A (USD), 2.04%, 03/15/2022	2,908,000	2,948,614
Series 2016-2, Class A (USD), 2.21%, 05/15/2024	1,154,000	1,174,671
United States Small Business Administration, Series 2007-P10A, Class 1 (USD), 5.46%, 02/10/2017	153,992	157,870
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A3 (USD), 0.56%, 08/21/2017	24,507	24,499
Series 2013-2, Class A3 (USD), 0.70%, 04/20/2018	1,147,309	1,145,298

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

Volvo Financial Equipment LLC, Series 2016-1A, Class A3 (USD), 1.67%, 02/18/2020 (b)	$1,330,000	$1,330,735

		79,423,015

Total Asset-Backed Securities		79,423,015

COMMERCIAL MORTGAGE-BACKED SECURITIES (10.2%)
UNITED STATES (10.2%)
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM (USD), 5.45%, 09/10/2047	1,950,000	1,955,322
Barclays Commercial Mortgage Securities Trust, Series 2015-SLP, Class B (USD), 2.04%, 02/15/2028 (a)(b)	3,040,000	3,020,136
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AM (USD), 1.14%, 06/11/2050 (a)(b)	4,444,750	4,362,770
CD Commercial Mortgage Trust, Series 2007-CD4, Class A4 (USD), 5.32%, 12/11/2049	3,301,593	3,324,163
CGRBS Commercial Motgage Trust, Series 2013-VN05, Class B (USD), 3.58%, 03/13/2035 (a)(b)	3,160,000	3,367,446
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM (USD), 5.71%, 12/10/2049 (a)	2,500,000	2,546,923
Citigroup Mortgage Loan Trust, Series 2015-PS1, Class A1 (USD), 3.75%, 09/25/2042 (b)	2,021,385	2,078,498
COMM 2014-TWC Mortgage Trust, Series 2014-TWC, Class B (USD), 2.09%, 02/13/2032 (a)(b)	2,720,000	2,692,518
COMM 2015-DC1 Mortgage Trust, Series 2015-DC1, Class ASB (USD), 3.14%, 02/10/2048	2,500,000	2,644,384
Commercial Mortgage Trust, Series 2007-GG11, Class A4 (USD), 5.74%, 12/10/2049	2,018,279	2,089,724
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 (USD), 3.72%, 08/15/2048	3,260,000	3,616,620
FDIC Guaranteed Notes Trust, Series 2010-C1, Class A (USD), 2.98%, 12/06/2020 (b)	1,688,602	1,712,838
Federal Home Loan Mortgage Corp.
Series 2015-DNA3, Class M2, CMO, FRN (USD), 3.34%, 04/25/2028 (a)	2,500,000	2,582,056
Series 2016-DNA1, Class M2, CMO, FRN (USD), 3.39%, 07/25/2028 (a)	1,860,000	1,923,749
Series 2016-HQA2, Class M2, CMO, FRN (USD), 2.74%, 11/25/2028 (a)	1,786,000	1,811,503
Series 2016-DNA3, Class M2, CMO, FRN (USD), 2.49%, 12/25/2028 (a)	1,769,000	1,787,872
FREMF Mortgage Trust
Series 2011-K704, Class B (USD), 4.54%, 10/25/2030 (a)(b)	2,840,000	2,976,757
Series 2011-K703, Class B (USD), 4.88%, 07/25/2044 (a)(b)	3,500,000	3,658,388
Series 2013-K29, Class B (USD), 3.48%, 05/25/2046 (a)(b)	1,890,000	1,968,663
Series 2011-K11, Class B (USD), 4.42%, 12/25/2048 (a)(b)	1,221,000	1,328,095
GS Mortgage Securites Corp. Trust, Series 2012-SHOP, Class A (USD), 2.93%, 06/05/2031 (b)	4,670,000	4,821,998
GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class B (USD), 2.74%, 08/15/2032 (a)(b)	3,780,000	3,760,860
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A (USD), 1.40%, 06/15/2029 (a)(b)	3,850,000	3,824,025
Series 2015-UES, Class C (USD), 3.62%, 09/05/2032 (a)(b)	3,915,000	4,081,555
JP Morgan Mortgage Trust
Series 15-6, Class A13 (USD), 3.50%, 10/25/2045 (b)	2,288,181	2,332,671
Series 16-1, Class A13 (USD), 3.50%, 05/25/2046 (b)	4,499,591	4,587,079
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3 (USD), 3.80%, 08/15/2048	2,400,000	2,678,034
Series 2015-C28, Class A3 (USD), 2.91%, 10/15/2048	2,910,000	3,058,879
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class AM (USD), 5.37%, 12/15/2043	2,360,000	2,370,913
Series 2007-IQ16, Class A4 (USD), 5.81%, 12/12/2049	2,391,426	2,475,867
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class B (USD), 4.53%, 01/05/2035 (a)	1,010,000	1,012,043
Series 2015-5AVE, Class C (USD), 4.39%, 01/05/2043 (a)(b)	3,460,000	3,140,109

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM (USD), 5.60%, 10/15/2048 (a)	$3,115,000	$3,127,310
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class ASB (USD), 3.40%, 06/15/2048	1,870,000	2,022,245
Series 2015-LC22, Class ASB (USD), 3.57%, 09/15/2058	2,080,000	2,269,798

		97,011,811

Total Commercial Mortgage-Backed Securities		97,011,811

NON-AGENCY MORTGAGE-BACKED SECURITIES (11.8%)
UNITED STATES (11.8%)
Alternative Loan Trust
Series 2004-28CB, Class 3A1 (USD), 6.00%, 01/25/2035	2,667,836	2,569,734
Series 2005-86CB, Class A8 (USD), 5.50%, 02/25/2036	2,194,189	1,912,218
Banc of America Mortgage Trust, Series 2004-7, Class 2A3 (USD), 5.75%, 08/25/2034	502,709	521,072
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A (USD), 3.28%, 07/25/2034 (a)	793,758	780,976
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	636,869	624,118
Citigroup Mortgage Loan Trust
Series 2005-11, Class A3 (USD), 2.74%, 11/25/2035 (a)	1,318,765	1,261,694
Series 2014-A, Class A (USD), 4.00%, 01/25/2035 (b)	1,461,914	1,507,340
Series 2014-J1, Class A1 (USD), 3.50%, 06/25/2044 (a)(b)	2,886,217	2,985,967
Credit Suisse Mortgage Capital Trust
Series 2013-6, Class2A1 (USD), 3.50%, 08/25/2043 (a)(b)	2,657,564	2,730,464
Series 2013-7, Class A11 (USD), 3.50%, 08/25/2043 (a)(b)	4,723,690	4,775,755
Credit Suisse Mortgage Trust
Series 2013-7, Class A2 (USD), 3.00%, 08/25/2043 (b)	1,031,653	1,025,077
Series 2015-WIN1, Class A6 (USD), 3.50%, 12/25/2044 (b)	2,593,390	2,676,929
EverBank Mortgage Loan Trust, Series 2013-2, Class A (USD), 3.00%, 06/25/2043 (a)(b)	1,863,711	1,892,826
FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A (USD), 2.57%, 07/29/2047 (b)	1,116,259	1,133,372
FDIC Trust, Series 2010-R1, Class A (USD), 2.18%, 05/25/2050 (b)	1,388,971	1,390,714
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, CMO (USD), 3.14%, 03/25/2028 (a)	3,000,000	3,081,272
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	1,622,296	1,677,573
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 3A1 (USD), 3.07%, 01/25/2036 (a)	2,479,809	2,219,121
Series 2006-AR1, Class A1 (USD), 3.42%, 08/25/2036 (a)	332,355	311,660
JP Morgan Mortgage Trust
Series 2005-A2, Class 3A2 (USD), 2.74%, 04/25/2035 (a)	1,299,081	1,257,992
Series 2005-A4, Class 3A1 (USD), 2.80%, 07/25/2035 (a)	1,395,684	1,381,272
Series 2005-A5, Class 2A2 (USD), 3.12%, 08/25/2035 (a)	1,168,106	1,174,086
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	1,822,756	1,922,842
Series 2013-1, Class 1A2 (USD), 3.00%, 03/25/2043 (a)(b)	2,515,458	2,561,296
Series 2013-1, Class B1 (USD), 3.52%, 03/25/2043 (a)(b)	2,847,260	2,931,430
Series 2013-3, Class A3 (USD), 3.44%, 07/25/2043 (a)(b)	3,674,618	3,793,756
Series 2014-1, Class 2A2 (USD), 3.50%, 01/25/2044 (b)	2,054,826	2,128,010
Series 2014-IVR3, Class 3A1 (USD), 2.96%, 09/25/2044 (b)	2,926,808	2,955,067
Series 2014-IVR6, Class AM, CMO (USD), 2.86%, 07/25/2044 (a)(b)	3,735,014	3,728,082
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1 (USD), 2.86%, 02/25/2036 (a)	621,283	573,344
Merrill Lynch Mortgage Investors Trust
Series 2006-1, Class 2A1 (USD), 2.55%, 02/25/2036 (a)	1,599,310	1,579,285
Series 2007-2, Class 2A1 (USD), 2.97%, 06/25/2037 (a)	1,311,455	1,264,290
Series 2007-3, Class 2A2 (USD), 3.03%, 09/25/2037 (a)	1,302,888	1,276,039

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A (USD), 0.84%, 11/06/2017 (a)	$1,230,614	$1,231,004
Series 2010-R3, Class 1A (USD), 1.03%, 12/08/2020 (a)	2,344,981	2,350,168
New Residential Mortgage Loan Trust
Series 2014-1A, Class A (USD), 3.75%, 01/25/2054 (a)(b)	1,000,593	1,047,499
Series 2014-2A, Class A3 (USD), 3.75%, 05/25/2054 (a)(b)	2,610,594	2,721,995
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	1,387,395	1,448,404
Sequoia Mortgage Trust
Series 2013-4, Class A2 (USD), 2.50%, 04/25/2043 (a)	2,665,629	2,670,794
Series 2013-5, Class A1 (USD), 2.50%, 05/25/2043 (a)(b)	3,176,125	3,182,278
Series 2013-6, Class A1 (USD), 2.50%, 05/25/2043 (a)	1,475,281	1,478,139
Series 2014-3, Class A8 (USD), 4.00%, 10/25/2044 (a)(b)	2,443,906	2,542,867
Series 2015-1, Class A1 (USD), 3.50%, 01/25/2045 (a)(b)	2,063,660	2,133,530
Series 2015-2, Class A1 (USD), 3.50%, 05/25/2045 (b)	1,936,434	2,006,762
Structured Agency Credit Risk
Series 2014-HQ2, Class M2, CMO (USD), 2.69%, 09/25/2024 (a)	3,480,000	3,534,087
Series 2015-DNA1, Class M2 (USD), 2.34%, 10/25/2027 (a)	3,320,000	3,335,399
Series 2015-DNA2, Class M2, CMO (USD), 3.09%, 12/25/2027 (a)	3,330,000	3,410,469
Series 2015-HQ1, Class M2, CMO (USD), 2.69%, 03/25/2025 (a)	2,850,000	2,882,535
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	3,019,940	3,038,661
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 2.69%, 09/25/2037 (a)	2,734,529	2,694,088
Series 2007-4, Class 3A1 (USD), 6.03%, 09/25/2037 (a)	145,499	148,884
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 2.72%, 08/25/2035 (a)	3,362,640	3,312,353
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR13, Class 4A1 (USD), 3.04%, 05/25/2035 (a)	2,041,060	2,005,578
Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	912,485	921,486
Series 2006-19, Class A4 (USD), 5.25%, 12/26/2036	277,353	277,536

		111,979,189

Total Non-Agency Mortgage-Backed Securities		111,979,189

CORPORATE BONDS (28.6%)
AUSTRALIA (1.1%)
Commercial Banks (1.1%)
Commonwealth Bank of Australia (USD), 4.50%, 12/09/2025 (b)	3,475,000	3,685,894
KfW (AUD), 6.00%, 08/20/2020 (c)	3,000,000	2,622,420
National Australia Bank Ltd. (USD), 1.25%, 03/08/2018 (b)	4,363,000	4,367,813

		10,676,127

CANADA (0.4%)
Commercial Banks (0.2%)
National Bank of Canada (USD), 1.45%, 11/07/2017	2,110,000	2,117,007

Oil, Gas & Consumable Fuels (0.2%)
Canadian Natural Resources Ltd. (USD), 5.85%, 02/01/2035	1,899,000	1,962,603

		4,079,610

CHILE (0.4%)
Electric Utilities (0.4%)
AES Gener SA (USD), 5.25%, 08/15/2021 (b)	3,272,000	3,509,308

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

FRANCE (0.3%)
Apparel (0.3%)
LVMH Moet Hennessy Louis Vuitton SE (USD), 1.63%, 06/29/2017 (b)	$2,950,000	$2,964,933

GUERNSEY (0.6%)
Commercial Banks (0.6%)
Credit Suisse Group Funding Guernsey Ltd. (USD), 3.80%, 09/15/2022	5,920,000	6,033,954

LUXEMBOURG (0.2%)
Miscellaneous Manufacturing (0.2%)
Pentair Finance SA (USD), 3.15%, 09/15/2022	1,800,000	1,784,047

NETHERLANDS (1.6%)
Commercial Banks (0.9%)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (USD), 4.38%, 08/04/2025	3,370,000	3,562,339
Cooperatieve Rabobank UA (USD), 3.95%, 11/09/2022	4,400,000	4,642,599

		8,204,938

Electric Utilities (0.4%)
Enel Finance International (USD), 6.00%, 10/07/2039 (b)	3,420,000	4,156,709

Pharmaceutical (0.3%)
Teva Pharmaceutical Finance Netherlands III BV (USD), 4.10%, 10/01/2046	2,395,000	2,476,890

		14,838,537

NORWAY (0.5%)
Commercial Banks (0.5%)
DNB Bank ASA (USD), 3.20%, 04/03/2017 (b)	5,020,000	5,086,575

PANAMA (0.8%)
Leisure Time (0.8%)
Carnival Corp. (USD), 3.95%, 10/15/2020	6,680,000	7,234,106

SUPRANATIONAL (1.0%)
Banks (1.0%)
International Bank for Reconstruction & Development (NZD), 4.63%, 02/26/2019	6,530,000	4,972,038
Series GDIF (AUD), 3.50%, 04/29/2019	5,610,000	4,443,718

		9,415,756

SWEDEN (1.7%)
Commercial Banks (1.7%)
Nordea Bank AB (USD), 3.13%, 03/20/2017 (b)	4,300,000	4,355,964
Skandinaviska Enskilda Banken AB (USD), 2.63%, 03/15/2021	5,824,000	6,044,619
Svenska Handelsbanken AB (USD), 2.45%, 03/30/2021	5,258,000	5,422,418

		15,823,001

UNITED KINGDOM (0.7%)
Commercial Banks (0.4%)
HSBC Holdings PLC, VRN (USD), 6.88%, 06/01/2021 (a)(d)	4,143,000	4,277,648

Oil, Gas & Consumable Fuels (0.3%)
BP Capital Markets PLC (USD), 3.12%, 05/04/2026	2,863,000	2,925,101

		7,202,749

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

UNITED STATES (19.3%)
Aerospace & Defense (0.4%)
United Technologies Corp. (USD), 4.15%, 05/15/2045	$2,950,000	$3,369,776

Auto Manufacturers (0.8%)
Ford Motor Credit Co. LLC (USD), 3.10%, 05/04/2023	3,517,000	3,594,117
General Motors Co. (USD), 6.75%, 04/01/2046	2,780,000	3,625,204

		7,219,321

Beverages (0.7%)
Anheuser-Busch InBev Finance, Inc. (USD), 4.90%, 02/01/2046	4,071,000	4,979,761
Molson Coors Brewing Co. (USD), 4.20%, 07/15/2046	1,285,000	1,359,849

		6,339,610

Commercial Banks (2.8%)
Bank of America Corp. (USD), 4.20%, 08/26/2024	5,970,000	6,294,207
Goldman Sachs Group, Inc. (The) (USD), 4.25%, 10/21/2025	3,260,000	3,450,866
JPMorgan Chase & Co. (USD), 4.35%, 08/15/2021	5,690,000	6,280,428
Morgan Stanley (USD), 4.00%, 07/23/2025	3,790,000	4,094,254
Wells Fargo & Co. (USD), 4.10%, 06/03/2026	6,360,000	6,885,603

		27,005,358

Computers & Peripherals (1.5%)
Apple, Inc.
(USD), 4.65%, 02/23/2046	6,463,000	7,394,047
(USD), 3.85%, 08/04/2046	3,006,000	3,025,043
Hewlett Packard Enterprise Co. (USD), 3.60%, 10/15/2020 (b)	3,450,000	3,642,179

		14,061,269

Diversified Financial Services (0.5%)
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (b)	2,240,000	2,310,199
Legg Mason, Inc. (USD), 5.63%, 01/15/2044	2,470,000	2,639,057

		4,949,256

Diversified Telecommunication Services (0.4%)
AT&T, Inc. (USD), 4.75%, 05/15/2046	3,740,000	3,976,495

Electric Utilities (1.1%)
Duke Energy Carolinas LLC, Series A (USD), 6.00%, 12/01/2028	2,756,000	3,647,266
Edison International (USD), 3.75%, 09/15/2017	3,915,000	4,028,547
Exelon Corp. (USD), 3.40%, 04/15/2026	2,898,000	3,056,833

		10,732,646

Energy Equipment & Services (1.0%)
Energy Transfer Partners LP (USD), 4.15%, 10/01/2020	4,570,000	4,747,074
Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.65%, 06/01/2022	4,530,000	4,457,212

		9,204,286

Healthcare Products (0.4%)
Medtronic, Inc. (USD), 4.38%, 03/15/2035	3,033,000	3,499,815

Healthcare Providers & Services (0.7%)
Aetna, Inc. (USD), 2.80%, 06/15/2023	3,785,000	3,901,650
Quest Diagnostics, Inc. (USD), 3.45%, 06/01/2026	2,869,000	2,997,631

		6,899,281

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

Insurance (0.5%)
American International Group, Inc. (USD), 6.25%, 05/01/2036	$4,224,000	$5,173,585

Internet (0.5%)
eBay, Inc. (USD), 3.80%, 03/09/2022	4,271,000	4,559,532

Media (1.4%)
21st Century Fox America, Inc. (USD), 7.30%, 04/30/2028	3,810,000	5,211,882
Time Warner Cos., Inc. (USD), 7.57%, 02/01/2024	5,875,000	7,598,578

		12,810,460

Metals & Mining (0.6%)
Glencore Funding LLC
(USD), 4.63%, 04/29/2024 (b)	2,360,000	2,309,897
(USD), 4.00%, 04/16/2025 (b)	3,719,000	3,489,560

		5,799,457

Miscellaneous Manufacturing (0.3%)
Pentair Finance SA (USD), 1.88%, 09/15/2017	3,190,000	3,184,437

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp. (USD), 4.85%, 03/15/2021	3,544,000	3,756,123
Chevron Corp. (USD), 0.75%, 02/22/2017 (a)	3,370,000	3,368,871
Devon Energy Corp. (USD), 7.95%, 04/15/2032	5,880,000	6,993,319
Exxon Mobil Corp. (USD), 4.11%, 03/01/2046	2,927,000	3,295,266
Marathon Petroleum Corp. (USD), 4.75%, 09/15/2044	2,325,000	2,039,446
Occidental Petroleum Corp. (USD), 3.40%, 04/15/2026	2,160,000	2,274,122
Valero Energy Corp. (USD), 9.38%, 03/15/2019	3,304,000	3,928,198

		25,655,345

Pharmaceutical (0.6%)
AbbVie, Inc. (USD), 4.45%, 05/14/2046	2,680,000	2,862,564
Baxalta, Inc. (USD), 5.25%, 06/23/2045	2,460,000	2,851,143

		5,713,707

Real Estate Investment Trust (REIT) Funds (0.2%)
Ventas Realty LP (USD), 3.13%, 06/15/2023	2,136,000	2,185,160

Retail (0.3%)
Lowe’s Cos., Inc. (USD), 3.70%, 04/15/2046	2,809,000	2,972,228

Software (1.4%)
Electronic Arts, Inc. (USD), 3.70%, 03/01/2021	4,383,000	4,681,749
Microsoft Corp. (USD), 4.45%, 11/03/2045	7,300,000	8,438,866

		13,120,615

Transportation (0.5%)
FedEx Corp. (USD), 4.90%, 01/15/2034	4,110,000	4,815,251

		183,246,890

Total Corporate Bonds		271,895,593

MUNICIPAL BONDS (3.9%)
UNITED STATES (3.9%)
CALIFORNIA (2.0%)
Los Angeles Unified School District General Obligation Unlimited Bonds
(USD), 5.76%, 07/01/2029	1,425,000	1,859,240
(USD), 6.76%, 07/01/2034	5,197,000	7,696,601
State of California General Obligation Unlimited Bonds (USD), 7.55%, 04/01/2039	5,770,000	9,433,316

		18,989,157

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

CONNECTICUT (0.6%)
State of Connecticut General Obligation Unlimited Bonds
(USD), 5.09%, 10/01/2030	$855,000	$1,025,752
Series A (USD), 5.85%, 03/15/2032	3,530,000	4,602,308

		5,628,060

MASSACHUSETTS (0.5%)
Commonwealth of Massachusetts General Obligation Limited Bonds
Series E (USD), 4.20%, 12/01/2021	3,280,000	3,669,303
(USD), 4.91%, 05/01/2029	1,160,000	1,477,620

		5,146,923

NEW YORK (0.6%)
New York City Transitional Finance Authority Revenue Bonds (Qualified School Construction BD)
(USD), 5.27%, 05/01/2027	2,150,000	2,708,205
(USD), 5.01%, 08/01/2027	1,190,000	1,410,864
New York State Dormitory Authority Revenue Bonds (Build America Bonds) (USD), 5.50%, 03/15/2030	810,000	1,038,355

		5,157,424

PENNSYLVANIA (0.2%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds), Series B (USD), 4.65%, 02/15/2026	1,980,000	2,268,268

		37,189,832

Total Municipal Bonds		37,189,832

GOVERNMENT BONDS (10.0%)
AUSTRALIA (1.0%)
Australia Government Bond (AUD), 1.25%, 02/21/2022 (b)(e)	4,230,000	3,711,773
International Bank for Reconstruction & Development (NZD), 3.50%, 01/22/2021	7,350,000	5,506,080

		9,217,853

CANADA (3.3%)
Canada Housing Trust No 1 (CAD), 1.25%, 06/15/2021 (b)(c)	9,691,000	7,513,058
Canadian Government Bond
(CAD), 0.75%, 03/01/2021	18,630,000	14,366,496
(CAD), 2.25%, 06/01/2025	5,520,000	4,704,377
(CAD), 1.50%, 06/01/2026	6,033,000	4,824,228

		31,408,159

INDONESIA (2.1%)
Indonesia Treasury Bond
Series FR56 (IDR), 8.38%, 09/15/2026	122,113,000,000	10,334,180
Series FR73 (IDR), 8.75%, 05/15/2031	114,119,000,000	9,945,643

		20,279,823

MEXICO (1.0%)
Mexican Bonos
Series M (MXN), 7.75%, 05/29/2031	54,458,300	3,324,739
Series M (MXN), 7.75%, 11/23/2034	52,466,800	3,226,543
Series M (MXN), 7.75%, 11/13/2042	51,531,600	3,221,552

		9,772,834

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

NEW ZEALAND (2.4%)
New Zealand Government Bond
(NZD), 5.00%, 03/15/2019 (b)	$14,260,000	$11,133,796
Series 521 (NZD), 6.00%, 05/15/2021 (b)	8,080,000	6,929,917
Series 423 (NZD), 5.50%, 04/15/2023 (b)	5,140,000	4,537,473

		22,601,186

REPUBLIC OF SOUTH KOREA (0.2%)
Korea Housing Finance Corp. (USD), 1.63%, 09/15/2018 (b)	2,230,000	2,231,512

Total Government Bonds		95,511,367

U.S. AGENCIES (13.4%)
UNITED STATES (13.4%)
Federal Home Loan Mortgage Corp.
(USD), 6.50%, 05/01/2022	985	1,116
TBA (USD), 2.50%, 08/01/2031	6,948,000	7,203,665
(USD), 6.50%, 08/01/2036	357,977	418,021
(USD), 6.50%, 05/01/2038	1,004,112	1,181,201
(USD), 6.50%, 09/01/2038	74,805	90,580
(USD), 6.50%, 10/01/2038	559,490	660,172
(USD), 6.50%, 11/01/2038	89,915	103,138
(USD), 6.50%, 12/01/2038	281,422	322,842
(USD), 5.00%, 10/01/2041	3,597,738	3,988,283
(USD), 4.00%, 03/01/2042	6,581,604	7,084,954
(USD), 3.00%, 02/01/2043	2,582,856	2,692,225
(USD), 4.50%, 10/01/2043	3,220,406	3,516,715
(USD), 4.50%, 10/01/2043	1,758,477	1,920,994
(USD), 3.50%, 02/01/2044	7,946,733	8,418,942
(USD), 4.50%, 07/01/2044	1,751,841	1,909,295
(USD), 4.00%, 11/01/2044	4,336,982	4,651,337
(USD), 4.00%, 11/01/2044	2,628,526	2,818,170
(USD), 3.11%, 02/01/2045 (a)	3,718,329	3,873,234
(USD), 4.00%, 02/01/2046	3,241,732	3,472,178
(USD), 3.50%, 05/01/2046	7,115,382	7,514,402
Federal National Mortgage Association
(USD), 3.00%, 09/01/2030	4,237,224	4,484,175
(USD), 3.00%, 10/01/2030	4,126,905	4,359,931
(USD), 3.50%, 03/01/2031	7,002,605	7,438,534
TBA (USD), 3.50%, 08/01/2031	8,610,000	9,118,429
(USD), 5.00%, 05/01/2040	971,280	1,076,249
(USD), 5.00%, 04/01/2041	942,450	1,042,859
(USD), 3.50%, 03/01/2042	1,542,907	1,634,945
(USD), 3.50%, 06/01/2042	1,862,692	1,973,183
(USD), 4.00%, 06/01/2043	2,822,852	3,054,493
(USD), 4.00%, 11/01/2043	4,114,666	4,412,420
(USD), 4.50%, 03/01/2044	1,656,103	1,805,652
(USD), 4.50%, 05/01/2044	3,565,744	3,887,140
(USD), 4.50%, 08/01/2044	1,629,097	1,776,539
(USD), 3.07%, 01/01/2045 (a)	5,864,014	6,120,693
(USD), 3.50%, 02/01/2045	3,349,880	3,563,984
(USD), 3.00%, 06/01/2045	3,034,688	3,174,521
(USD), 3.50%, 06/01/2045	4,247,573	4,540,395
Government National Mortgage Association
(USD), 6.00%, 04/15/2037	140,157	160,382
(USD), 6.00%, 06/15/2037	139,161	158,866

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 6.00%, 09/15/2037	$207,676	$237,082
(USD), 6.00%, 11/15/2037	430,089	499,318
(USD), 6.00%, 11/15/2037	140,312	160,180
(USD), 6.00%, 12/15/2037	50,374	57,507
(USD), 6.00%, 04/15/2038	154,222	176,059
(USD), 6.00%, 07/15/2038	69,191	78,989
(USD), 6.00%, 09/15/2038	326,371	372,584

		127,206,573

Total U.S. Agencies		127,206,573

U.S. TREASURIES (9.2%)
UNITED STATES (9.2%)
Treasury Inflation Protected Security
(USD), 0.63%, 01/15/2026 (e)	9,007,208	9,524,006
(USD), 0.75%, 02/15/2045 (e)	6,275,307	6,561,574
U.S. Treasury Bonds
(USD), 2.88%, 08/15/2045	1,435,400	1,649,168
(USD), 3.00%, 11/15/2045	8,579,600	10,100,634
(USD), 2.50%, 02/15/2046	17,208,700	18,354,163
U.S. Treasury Inflation Index Bonds (USD), 0.63%, 02/15/2043 (e)	4,576,093	4,638,149
U.S. Treasury Notes
(USD), 0.75%, 04/30/2018	7,978,600	7,990,129
(USD), 0.75%, 07/15/2019	5,690,000	5,688,669
(USD), 1.38%, 10/31/2020	—	—
(USD), 1.38%, 06/30/2023	4,237,900	4,262,649
(USD), 1.63%, 02/15/2026	2,338,300	2,373,124
(USD), 1.63%, 05/15/2026	15,855,700	16,093,536

		87,235,801

Total U.S. Treasuries		87,235,801

SHORT-TERM INVESTMENTS (5.2%)
UNITED STATES (5.2%)
State Street Institutional U.S. Government Money Market Fund (f)	49,706,306	49,706,306

Total Short-Term Investments		49,706,306

Total Investments (Cost $924,928,041) (g)—100.7%		957,159,487

Liabilities in excess of other assets—(0.7)%		(7,001,198)

Net Assets—100.0%		$950,158,289

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2016.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	This security is government guaranteed.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(e)	Inflation linked security.
(f)	Registered investment company advised by State Street Global Advisors.
(g)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	British Pound Sterling
IDR	Indonesian Rupiah

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

INR	Indian Rupee
MXN	Mexican Peso
NZD	New Zealand Dollar
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

At July 31, 2016, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian 3 Year Bond Futures	UBS	121	09/15/2016	$8,713
United States Treasury Note 6%-5 year	UBS	268	09/30/2016	116,218
United States Treasury Note 6%-10 year	UBS	121	09/21/2016	77,672
United States Treasury Note 6%-Ultra Bond	UBS	(29)	09/21/2016	13,250
United States Treasury Note 6%-Ultra Long	UBS	(232)	09/21/2016	(1,210,890)

				(995,037)

At July 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/17/2016	Barclays Bank plc	AUD	2,098,800	USD	1,571,399	$1,591,189	$19,790
10/17/2016	Westpac Banking Corp.	AUD	9,214,856	USD	6,924,190	6,986,171	61,981
Canadian Dollar/United States Dollar
08/15/2016	Barclays Bank plc	CAD	250,000	USD	189,526	191,494	1,968
08/15/2016	Citibank N.A.	CAD	2,725,144	USD	2,100,585	2,087,397	(13,188)
08/15/2016	Westpac Banking Corp.	CAD	33,599	USD	25,475	25,736	261
Indian Rupee/United States Dollar
08/10/2016	Barclays Bank plc	INR	557,068,893	USD	8,236,285	8,305,010	68,725
08/10/2016	JPMorgan Chase Bank N.A.	INR	558,562,008	USD	8,256,284	8,327,270	70,986
Mexican Peso/United States Dollar
09/02/2016	Royal Bank of Canada	MXN	124,444,623	USD	6,606,262	6,615,559	9,297
10/11/2016	Royal Bank of Canada	MXN	7,000,000	USD	375,081	370,605	(4,476)
New Zealand Dollar/United States Dollar
09/02/2016	HSBC Bank USA	NZD	1,480,000	USD	1,034,362	1,067,317	32,955
09/02/2016	Westpac Banking Corp.	NZD	1,482,485	USD	1,043,132	1,069,109	25,977

						$36,636,857	$274,276

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
10/17/2016	Westpac Banking Corp.	USD	19,405,363	AUD	25,840,053	$19,590,434	$(185,071)
United States Dollar/British Pound
08/22/2016	Westpac Banking Corp.	USD	13,038,108	GBP	9,871,148	13,067,888	(29,780)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Total Return Bond Fund

United States Dollar/Canadian Dollar
08/15/2016	Barclays Bank plc	USD	4,670,483	CAD	6,134,072	$4,698,557	$(28,074)
08/15/2016	Citibank N.A.	USD	13,531,585	CAD	17,447,761	13,364,581	167,004
08/15/2016	Westpac Banking Corp.	USD	12,071,784	CAD	15,582,213	11,935,614	136,170
08/16/2016	Barclays Bank plc	USD	3,687,909	CAD	4,770,391	3,654,031	33,878
United States Dollar/Euro
09/29/2016	Barclays Bank plc	USD	4,457,002	EUR	4,046,471	4,535,007	(78,005)
United States Dollar/Indonesian Rupiah
10/13/2016	Citibank N.A.	USD	3,494,283	IDR	46,596,265,000	3,518,602	(24,319)
10/13/2016	Goldman Sachs & Co.	USD	4,727,444	IDR	62,956,774,125	4,754,026	(26,582)
10/13/2016	HSBC Bank USA	USD	3,492,973	IDR	46,596,265,000	3,518,602	(25,629)
United States Dollar/Mexican Peso
10/11/2016	HSBC Bank USA	USD	8,159,370	MXN	155,767,477	8,246,887	(87,517)
10/11/2016	Royal Bank of Canada	USD	8,207,619	MXN	155,767,478	8,246,887	(39,268)
United States Dollar/New Zealand Dollar
09/02/2016	Barclays Bank plc	USD	8,900,165	NZD	13,168,125	9,496,325	(596,160)
09/02/2016	Citibank N.A.	USD	8,896,687	NZD	13,168,124	9,496,324	(599,637)
09/02/2016	HSBC Bank USA	USD	8,898,966	NZD	13,168,125	9,496,325	(597,359)
10/17/2016	HSBC Bank USA	USD	6,808,223	NZD	9,621,571	6,925,321	(117,098)

						$134,545,411	$(2,097,447)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (80.1%)
ARGENTINA (0.1%)
Cablevision SA (USD), 6.50%, 06/15/2021 (a)	$1,031,000	$1,064,507

AUSTRALIA (0.6%)
QBE Insurance Group Ltd. (USD), 6.75%, 12/02/2044 (a)(b)	3,706,000	4,081,232

BELGIUM (0.3%)
KBC Group NV (EUR), 5.63%, 03/19/2019 (a)(b)(c)	1,791,000	1,954,183

BRAZIL (1.8%)
Banco do Brasil SA (USD), 9.00%, 06/18/2024 (a)(b)(c)	4,050,000	3,282,525
Petrobras Global Finance BV
(USD), 6.25%, 03/17/2024	1,785,000	1,677,900
(USD), 8.75%, 05/23/2026	2,000,000	2,084,400
Petrobras International Finance Co. (USD), 5.38%, 01/27/2021	6,905,000	6,568,381

		13,613,206

CANADA (5.8%)
Air Canada (USD), 6.75%, 10/01/2019 (a)	1,970,000	2,043,875

Bombardier, Inc.
(USD), 5.75%, 03/15/2022 (a)	705,000	621,458
(USD), 6.00%, 10/15/2022 (a)	1,651,000	1,465,262
Canadian Natural Resources Ltd. (USD), 6.50%, 02/15/2037	1,630,000	1,765,802
Cenovus Energy, Inc. (USD), 3.80%, 09/15/2023	280,000	269,892
First Quantum Minerals Ltd. (USD), 7.25%, 10/15/2019 (a)	3,971,000	3,752,595
Gateway Casinos & Entertainment Ltd. (CAD), 8.50%, 11/26/2020 (a)	6,578,000	4,786,198
GFL Environmental, Inc. (USD), 9.88%, 02/01/2021 (a)	3,235,000	3,526,150
Kissner Milling Co. Ltd. (USD), 7.25%, 06/01/2019 (a)	3,920,000	3,978,800
MEG Energy Corp.
(USD), 6.38%, 01/30/2023 (a)	7,944,000	5,640,240
(USD), 7.00%, 03/31/2024 (a)	1,983,000	1,447,590
Northgroup Preferred Capital Corp. (USD), 6.38%, 10/15/2017 (a)(b)(c)	3,655,000	3,691,550
SCM Insurance Services, Inc. (CAD), 9.25%, 08/22/2019 (d)	7,230,000	4,540,727
Teine Energy Ltd. (USD), 6.88%, 09/30/2022 (a)	526,000	523,370
Valeant Pharmaceuticals International, Inc. (EUR), 4.50%, 05/15/2023 (a)	6,150,000	5,450,714

		43,504,223

CHINA (0.7%)
Country Garden Holdings Co. Ltd. (USD), 7.50%, 01/10/2023 (a)	2,611,000	2,832,071
Wanda Properties International Co. Ltd. (USD), 7.25%, 01/29/2024 (a)	2,050,000	2,355,790

		5,187,861

FRANCE (0.7%)
SFR Group SA (USD), 6.00%, 05/15/2022 (a)	3,983,000	3,898,361
SFR Group SA (USD), 7.38%, 05/01/2026 (a)	978,000	978,000

		4,876,361

GERMANY (1.2%)
ALBA Group PLC & Co. KG (EUR), 8.00%, 05/15/2018 (a)	4,375,000	4,671,391
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)	3,685,000	4,358,617

		9,030,008

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

INDONESIA (0.4%)
Pelabuhan Indonesia II PT (USD), 4.25%, 05/05/2025 (a)	$3,076,000	$3,125,985

ITALY (0.9%)
Wind Acquisition Finance SA
(USD), 4.75%, 07/15/2020 (a)	2,235,000	2,236,408
(USD), 7.38%, 04/23/2021 (a)	4,623,000	4,611,443

		6,847,851

JERSEY (0.4%)
Lincoln Finance Ltd.
(EUR), 6.88%, 04/15/2021 (a)	942,000	1,141,358
(USD), 7.38%, 04/15/2021 (a)	467,000	501,441
TVL Finnace PLC (GBP), 8.50%, 05/15/2023 (a)	892,000	1,200,291

		2,843,090

LUXEMBOURG (1.9%)
Altice Financing SA (USD), 7.50%, 05/15/2026 (a)	1,840,000	1,863,000
ArcelorMittal (USD), 6.50%, 03/01/2021	3,010,000	3,190,600
Bank of New York Mellon Luxembourg SA (The), Series PRX (EUR), 4.24%, 12/15/2050 (b)	3,100,000	1,299,675
Globe Luxembourg SCA (USD), 9.63%, 05/01/2018 (a)	422,000	352,370
INEOS Group Holdings SA (EUR), 5.38%, 08/01/2024 (a)	2,017,000	2,236,399
OHL Investments SA, Series OHL, (EUR), 4.00%, 04/25/2018 (a)	3,800,000	4,016,864
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (EUR), 6.38%, 05/01/2022 (a)	745,000	870,558

		13,829,466

MEXICO (0.5%)
Alfa SAB de CV (USD), 6.88%, 03/25/2044 (a)	3,563,000	3,932,127

NETHERLANDS (2.6%)
AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (USD), 7.95%, 05/11/2026 (a)	1,765,000	1,859,869
Constellium NV (USD), 8.00%, 01/15/2023 (a)	4,980,000	4,569,150
ING Groep NV (USD), 6.50%, 04/16/2025 (b)(c)	2,027,000	1,943,386
Marfrig Holdings Europe BV (USD), 8.00%, 06/08/2023 (a)	1,840,000	1,895,200
NXP BV / NXP Funding LLC (USD), 4.13%, 06/01/2021 (a)	4,847,000	5,004,527
VTR Finance BV (USD), 6.88%, 01/15/2024 (a)	3,935,000	4,062,888

		19,335,020

REPUBLIC OF IRELAND (1.4%)
Argon Capital PLC for Royal Bank of Scotland (GBP), 2.89%, 09/30/2016 (b)(c)	3,203,000	3,348,818
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (USD), 6.00%, 07/15/2023 (a)	7,772,000	6,815,111

		10,163,929

SOUTH AFRICA (0.6%)
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)(d)	4,647,000	4,414,650

SWEDEN (0.3%)
Corral Petroleum Holdings (EUR), 11.75%, 05/15/2021 (a)	2,290,000	2,422,993

SWITZERLAND (0.9%)
UBS Group AG (USD), 7.00%, 02/19/2025 (a)(b)(c)	2,334,000	2,460,911
Unilabs Subholding AB (EUR), 8.50%, 07/15/2018 (a)	3,700,000	4,256,357

		6,717,268

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

UNITED KINGDOM (7.5%)
Anglo American Capital PLC (USD), 4.88%, 05/14/2025 (a)	$2,400,000	$2,358,000
Annington Finance No 5 PLC (GBP), 13.00%, 01/15/2023 (a)(e)	1,902,103	2,891,110
Avanti Communications Group PLC (USD), 10.00%, 10/01/2019 (a)	2,466,000	1,960,470
British Telecommunications PLC (USD), 5.95%, 01/15/2018	1,407,000	1,502,953
Ensco PLC (USD), 5.20%, 03/15/2025	4,123,000	2,808,794
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,101,850
Inmarsat Finance PLC (USD), 4.88%, 05/15/2022 (a)	7,917,000	7,400,812
International Personal Finance PLC (EUR), 5.75%, 04/07/2021 (a)	2,163,000	2,080,891
Jaguar Land Rover Automotive PLC (GBP), 3.88%, 03/01/2023 (a)	2,930,000	3,918,812
Lloyds Bank PLC (GBP), 13.00%, 01/21/2029 (b)(c)	2,638,000	5,865,129
Matalan Finance PLC (GBP), 6.88%, 06/01/2019 (a)	2,480,000	2,604,390
Nationwide Building Society (GBP), 6.88%, 06/20/2019 (a)(b)(c)	1,280,000	1,635,506
New Look Secured Issuer PLC (GBP), 6.50%, 07/01/2022 (a)	1,264,000	1,585,853
Pizzaexpress Financing 2 PLC (GBP), 6.63%, 08/01/2021 (a)	1,078,000	1,398,896
Rexam PLC (EUR), 6.75%, 06/29/2067 (a)(b)	5,175,000	5,800,232
Royal Bank of Scotland Group PLC (USD), 5.13%, 05/28/2024	2,060,000	2,070,395
Unique Pub Finance Co. PLC (The), Series M (GBP), 7.40%, 03/28/2024 (a)	3,116,000	3,994,430
Virgin Media Secured Finance PLC (GBP), 5.50%, 01/15/2025 (a)	2,784,600	3,846,509

		55,825,032

UNITED STATES (50.9%)
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC (USD), 6.63%, 06/15/2024 (a)	1,256,000	1,337,640
Ally Financial, Inc. (USD), 5.13%, 09/30/2024	5,845,000	6,239,537
Altice US Finance I Corp. (USD), 5.38%, 07/15/2023 (a)	7,773,000	8,054,771
Antero Resources Corp. (USD), 5.13%, 12/01/2022	875,000	820,313
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
(USD), 5.50%, 04/01/2023	2,427,000	2,417,899
(USD), 6.38%, 04/01/2024 (a)	978,000	1,000,005
(USD), 5.25%, 03/15/2025 (a)	423,000	400,264
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	4,944,000	4,672,080
Building Materials Holding Corp. (USD), 9.00%, 09/15/2018 (a)	4,140,000	4,306,892
CalAtlantic Group, Inc. (USD), 5.25%, 06/01/2026	6,177,000	6,254,212
California Resources Corp. (USD), 8.00%, 12/15/2022 (a)	1,155,000	745,206
Calpine Corp. (USD), 5.75%, 01/15/2025	6,830,000	6,847,075
Carrizo Oil & Gas, Inc. (USD), 6.25%, 04/15/2023	440,000	419,100
CCO Holdings LLC / CCO Holdings Capital Corp.
(USD), 5.75%, 02/15/2026 (a)	7,558,000	7,992,585
(USD), 5.50%, 05/01/2026 (a)	332,000	347,355
Cengage Learning, Inc. (USD), 9.50%, 06/15/2024 (a)	5,116,000	5,378,195
CenturyLink, Inc.
Series W (USD), 6.75%, 12/01/2023	665,000	694,094
Series Y (USD), 7.50%, 04/01/2024	1,483,000	1,586,810
Cenveo Corp. (USD), 6.00%, 08/01/2019 (a)	5,422,000	4,744,250
CHS/Community Health Systems, Inc. (USD), 6.88%, 02/01/2022	2,442,000	2,112,330
Citigroup, Inc., Series T, FRN (USD), 6.25%, 08/15/2026 (b)(c)	2,000,000	2,157,500
Constellation Brands, Inc. (USD), 4.75%, 12/01/2025	4,912,000	5,360,220
Continental Resources, Inc. (USD), 3.80%, 06/01/2024	3,952,000	3,398,720
Daimler Finance North America LLC (USD), 2.70%, 08/03/2020 (a)	2,200,000	2,287,344
Dana Holding Corp. (USD), 6.00%, 09/15/2023	2,570,000	2,679,225
DPH Holdings Corp. (USD), 6.55%, 06/15/2006 (d)(f)	1,500,000	52,500
DR Horton, Inc. (USD), 5.75%, 08/15/2023	5,629,000	6,304,480
Dynegy, Inc.
(USD), 7.38%, 11/01/2022	5,655,000	5,570,175
(USD), 7.63%, 11/01/2024	1,641,000	1,599,975

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

Eagle Spinco, Inc. (USD), 4.63%, 02/15/2021	$407,000	$420,736
EMI Music Publishing Group North America Holdings, Inc. (USD), 7.63%, 06/15/2024 (a)	3,130,000	3,364,750
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (USD), 11.75%, 03/01/2022 (a)(f)(g)	3,567,244	4,294,070
Equinix, Inc. (USD), 5.88%, 01/15/2026	4,405,000	4,757,400
First Data Corp.
(USD), 7.00%, 12/01/2023 (a)	3,311,000	3,418,607
(USD), 5.00%, 01/15/2024 (a)	4,789,000	4,842,876
First Maryland Capital I (USD), 1.68%, 01/15/2027 (b)	3,113,000	2,556,551
Florida East Coast Holdings Corp.
(USD), 6.75%, 05/01/2019 (a)	2,395,000	2,466,850
(USD), 9.75%, 05/01/2020 (a)(d)	1,553,000	1,382,170
Freeport-McMoRan, Inc. (USD), 3.55%, 03/01/2022	6,615,000	5,688,900
Fresh Market, Inc. (The) (USD), 9.75%, 05/01/2023 (a)	3,025,000	2,813,250
Frontier Communications Corp.
(USD), 10.50%, 09/15/2022	2,167,000	2,348,486
(USD), 6.88%, 01/15/2025	1,148,000	1,011,090
General Motors (Escrow Shares)
(USD), 8.80%, 03/01/2049 (h)	7,200,000	—
(USD), 8.38%, 07/15/2049 (h)	3,550,000	—
GenOn Energy, Inc. (USD), 7.88%, 06/15/2017	1,110,000	946,275
Goldman Sachs Group, Inc. (The), Series M, (USD), 5.38%, 05/10/2020 (b)(c)	1,960,000	1,992,448
Goodyear Tire & Rubber Co. (USD), 5.00%, 05/31/2026	3,844,000	4,060,225
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	5,385,000	4,119,525
HCA, Inc.
(USD), 5.25%, 04/15/2025	2,377,000	2,541,904
(USD), 5.88%, 02/15/2026	5,923,000	6,352,417
(USD), 5.25%, 06/15/2026	260,000	276,250
HD Supply, Inc. (USD), 5.75%, 04/15/2024 (a)	4,621,000	4,932,224
Hilcorp Energy I LP / Hilcorp Finance Co. (USD), 5.75%, 10/01/2025 (a)	1,858,000	1,765,100
Hornbeck Offshore Services, Inc. (USD), 5.00%, 03/01/2021	3,788,000	2,395,910
International Lease Finance Corp. (USD), 6.25%, 05/15/2019	3,800,000	4,175,250
JBS USA LLC / JBS USA Finance, Inc. (USD), 5.75%, 06/15/2025 (a)	4,652,000	4,558,960
JC Penney Corp., Inc. (USD), 5.88%, 07/01/2023 (a)	714,000	733,706
Jefferies Finance LLC / JFIN Co-Issuer Corp.
(USD), 7.38%, 04/01/2020 (a)	1,010,000	949,400
(USD), 6.88%, 04/15/2022 (a)	1,287,000	1,143,821
Kinder Morgan, Inc. (USD), 7.80%, 08/01/2031	5,179,000	6,180,743
Kratos Defense & Security Solutions, Inc. (USD), 7.00%, 05/15/2019	3,305,000	2,825,775
Landry’s Holdings II, Inc. (USD), 10.25%, 01/01/2018 (a)	4,864,000	4,967,360
Landry’s, Inc. (USD), 9.38%, 05/01/2020 (a)	1,802,000	1,898,858
Lennar Corp. (USD), 4.88%, 12/15/2023	4,696,000	4,872,100
Level 3 Financing, Inc.
(USD), 5.38%, 08/15/2022	4,504,000	4,746,090
(USD), 5.38%, 01/15/2024	1,000,000	1,051,250
(USD), 5.25%, 03/15/2026 (a)	1,791,000	1,878,311
Marathon Petroleum Corp. (USD), 3.63%, 09/15/2024	1,785,000	1,777,396
Meritor, Inc. (USD), 6.25%, 02/15/2024	2,580,000	2,283,300
MGM Resorts International (USD), 6.00%, 03/15/2023	5,210,000	5,649,620
Momentive Performance Materials, Inc.
(USD), 8.88%, 10/15/2020 (h)	14,578,000	—
(USD), 3.88%, 10/24/2021	6,475,000	5,099,775
Morgan Stanley, Series J, (USD), 5.55%, 07/15/2020 (b)(c)	1,964,000	1,991,005
Nationstar Mortgage LLC / Nationstar Capital Corp. (USD), 6.50%, 07/01/2021	3,475,000	3,005,875
Neiman Marcus Group Ltd., LLC (USD), 8.00%, 10/15/2021 (a)	3,958,000	3,374,591
NewStar Financial, Inc. (USD), 7.25%, 05/01/2020	6,093,000	5,854,154
NRG Energy, Inc.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

(USD), 6.63%, 03/15/2023	$1,074,000	$1,087,962
(USD), 7.25%, 05/15/2026 (a)	1,298,000	1,338,563
Oasis Petroleum, Inc.
(USD), 6.50%, 11/01/2021	993,000	839,085
(USD), 6.88%, 01/15/2023	4,270,000	3,608,150
PBF Logistics LP / PBF Logistics Finance Corp. (USD), 6.88%, 05/15/2023	1,767,000	1,775,835
PNC Preferred Funding Trust I (USD), 2.30%, 03/15/2017 (a)(b)(c)	7,510,000	6,882,164
Post Holdings, Inc. (USD), 5.00%, 08/15/2026 (a)	7,840,000	7,835,100
QVC, Inc. (USD), 4.38%, 03/15/2023	505,000	518,403
Rite Aid Corp. (USD), 6.13%, 04/01/2023 (a)	6,850,000	7,295,250
Rowan Cos., Inc. (USD), 4.88%, 06/01/2022	2,000,000	1,697,066
Sabine Pass Liquefaction LLC
(USD), 5.75%, 05/15/2024	694,000	714,820
(USD), 5.88%, 06/30/2026 (a)	1,857,000	1,908,068
Sanchez Energy Corp. (USD), 6.13%, 01/15/2023	1,200,000	813,000
Scientific Games International, Inc. (USD), 7.00%, 01/01/2022 (a)	7,822,000	8,173,990
Sealed Air Corp.
(USD), 5.25%, 04/01/2023 (a)	270,000	287,213
(USD), 5.50%, 09/15/2025 (a)	3,780,000	4,044,600
Service Corp. International (USD), 5.38%, 05/15/2024	3,904,000	4,187,040
Sinclair Television Group, Inc.
(USD), 5.63%, 08/01/2024 (a)	7,285,000	7,549,081
(USD), 5.88%, 03/15/2026 (a)	573,000	603,083
Spectrum Brands, Inc. (USD), 5.75%, 07/15/2025	1,006,000	1,094,025
Springs Industries, Inc. (USD), 6.25%, 06/01/2021	4,607,000	4,791,280
Sprint Corp. (USD), 7.88%, 09/15/2023	9,220,000	8,465,159
State Street Capital Trust IV (USD), 1.65%, 06/01/2077 (b)	4,064,000	3,500,120
Sun Products Corp. (The) (USD), 7.75%, 03/15/2021 (a)	5,006,000	5,231,270
Sunoco LP / Sunoco Finance Corp. (USD), 6.25%, 04/15/2021 (a)	4,339,000	4,436,627
T-Mobile USA, Inc.
(USD), 6.00%, 04/15/2024	756,000	808,686
(USD), 6.50%, 01/15/2026	5,276,000	5,733,693
Tenet Healthcare Corp.
(USD), 4.15%, 06/15/2020 (b)	2,114,000	2,108,715
(USD), 6.75%, 06/15/2023	5,506,000	5,320,172
TerraForm Power Operating LLC (USD), 5.88%, 02/01/2023 (a)	3,049,000	3,075,679
TransDigm, Inc.
(USD), 6.50%, 07/15/2024	1,370,000	1,429,842
(USD), 6.50%, 05/15/2025	2,129,000	2,232,789
(USD), 6.38%, 06/15/2026 (a)	1,257,000	1,297,853
Triumph Group, Inc. (USD), 5.25%, 06/01/2022	3,040,000	2,910,800
Tronox Finance LLC (USD), 7.50%, 03/15/2022 (a)	3,506,000	2,800,417
United Continental Holdings, Inc. (USD), 6.00%, 12/01/2020	3,499,000	3,717,687
United Rentals North America, Inc.
(USD), 5.75%, 11/15/2024	2,000,000	2,085,000
(USD), 5.50%, 07/15/2025	4,725,000	4,875,066
Valeant Pharmaceuticals International (USD), 6.38%, 10/15/2020 (a)	1,745,000	1,583,588
Whiting Petroleum Corp. (USD), 5.75%, 03/15/2021	505,000	425,463
WR Grace & Co-Conn
(USD), 5.13%, 10/01/2021 (a)	4,926,000	5,221,560
(USD), 5.63%, 10/01/2024 (a)	2,830,000	3,045,787
Zayo Group LLC / Zayo Capital, Inc.
(USD), 6.00%, 04/01/2023	7,263,000	7,589,835
(USD), 6.38%, 05/15/2025	390,000	409,500

		378,895,192

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

VIETNAM (0.6%)
Vingroup JSC (USD), 11.63%, 05/07/2018 (a)	$4,230,000	$4,557,825

Total Corporate Bonds		596,222,009

GOVERNMENT BONDS (3.9%)
ARGENTINA (1.7%)
Argentina Bonar Bonds
Series X (USD), 7.00%, 04/17/2017	4,357,558	4,457,450
(USD), 8.75%, 05/07/2024 (g)	2,672,897	3,054,045
Argentine Republic Government International Bond (USD), 7.50%, 04/22/2026 (a)	4,585,000	4,990,772

		12,502,267

GHANA (0.5%)
Republic of Ghana (USD), 7.88%, 08/07/2023 (a)	4,560,000	3,983,388

INDONESIA (1.1%)
Indonesia Government International Bond (USD), 5.88%, 01/15/2024 (a)	6,910,000	8,098,396

MEXICO (0.4%)
Mexican Bonos, Series M (MXN), 7.75%, 05/29/2031	42,200,000	2,576,356

PARAGUAY (0.2%)
Paraguay Government International Bond (USD), 5.00%, 04/15/2026 (a)	1,620,000	1,737,450

Total Government Bonds		28,897,857

GOVERNMENT AGENCIES (1.0%)
INDONESIA (1.0%)
Pertamina Persero PT (USD), 4.30%, 05/20/2023 (a)	7,032,000	7,247,362

Total Government Agencies		7,247,362

BANK LOANS (2.7%)
ITALY (0.7%)
Inter Media Communication (FCE) (EUR), 5.50%, 05/28/2019	4,708,086	5,211,006

SPAIN (0.8%)
IDCSalud Holding S.L.U. (EUR), 8.25%, 11/28/2022	5,283,000	5,965,461

UNITED STATES (1.2%)
Asurion LLC (USD), 8.50%, 03/03/2021 (b)	3,936,000	3,906,480
Birch Communications, Inc. (USD), 7.75%, 07/17/2020 (b)	2,460,728	2,005,493
Ligado Networks LLC (USD), 9.75%, 06/15/2020	3,488,201	3,143,741

		9,055,714

Total Bank Loans		20,232,181

COMMON STOCKS (0.6%)
NORWAY (0.6%)
Deep Ocean (d)(h)(i)	1,427,968	4,272,099

Total Common Stocks		4,272,099

PREFERRED STOCKS (0.6%)
UNITED STATES (0.6%)
GMAC Capital Trust I, Preferred Shares, Series 2 (USD)	176,738	4,492,680

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

Merrill Lynch Capital Trust II, Preferred Shares (USD)	1,600	$40,400

		4,533,080

Total Preferred Stocks		4,533,080

EXCHANGE TRADED FUNDS (5.8%)
UNITED STATES (5.8%)
iShares iBoxx $ High Yield Corporate Bond ETF (USD)	223,115	19,056,252
SPDR Barclays High Yield Bond ETF (USD)	675,395	24,354,744

		43,410,996

Total Exchange Traded Funds		43,410,996

SHORT-TERM INVESTMENTS (2.9%)
UNITED STATES (2.9%)
State Street Institutional U.S. Government Money Market Fund (j)	21,325,135	21,325,135

Total Short-Term Investments		21,325,135

Total Investments (Cost $756,778,559) (k)—97.6%		726,140,719

Other assets in excess of liabilities—2.4%		17,769,654

Net Assets—100.0%		$743,910,373

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2016.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.97% of net assets as of July 31, 2016.
(e)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(f)	Security is in default.
(g)	Inflation linked security.
(h)	This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments
(i)	Investment in affiliate.
(j)	Registered investment company advised by State Street Global Advisors.
(k)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar

At July 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
03/01/2017	Barclays Bank PLC	GBP	7,158,000	USD	10,436,930	$9,511,271	$(925,659)
03/01/2017	Citibank N.A.	GBP	5,868,551	USD	7,721,986	7,797,901	75,915

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Global High Income Fund

Euro/United States Dollar
02/10/2017	Barclays Bank PLC	EUR	11,848,942	USD	13,227,158	$13,360,113	$132,955
02/10/2017	Deutsche Bank AG	EUR	9,000,000	USD	10,017,423	10,147,827	130,404
02/10/2017	HSBC	EUR	9,680,000	USD	10,825,150	10,914,552	89,402
Norwegian Krone/United States Dollar
02/13/2017	Barclays Bank PLC	NOK	30,667,000	USD	3,589,113	3,637,552	48,439

						$55,369,216	$(448,544)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
03/01/2017	Deutsche Bank AG	USD	1,291,238	GBP	889,500	$1,181,933	$109,305
03/01/2017	Royal Bank of Canada	USD	52,923,650	GBP	37,904,000	50,365,355	2,558,295
United States Dollar/Canadian Dollar
02/10/2017	Citibank N.A.	USD	8,414,826	CAD	11,726,000	8,987,404	(572,578)
United States Dollar/Euro
02/10/2017	Barclays Bank PLC	USD	8,882,924	EUR	7,721,000	8,705,708	177,216
02/10/2017	Citibank N.A.	USD	40,955,794	EUR	37,275,000	42,028,918	(1,073,124)
02/10/2017	Westpac Banking Corp.	USD	34,112,366	EUR	29,645,500	33,426,380	685,986
United States Dollar/Norwegian Krone
02/13/2017	Royal Bank of Canada	USD	5,789,181	NOK	49,552,500	5,877,647	(88,466)

						$150,573,345	$1,796,634

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2016, the Fund held the following centrally cleared credit default swaps:

Buy Protection:

Counterparty	Expiration Date	Notional Amount	Reference Entity	Fund Pays Fixed Rate	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
Goldman Sachs	06/20/2021	7,225,000	Markit iTraxx Europe Crossover (S25V1) 5 Year	Equal to 5.00%	$(224,345)	3.18%

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap contracts agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap contracts with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

July 31, 2016 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds’ valuation procedures (the “Valuation Procedures”) and regulatory requirements. Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.

Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” size that may be affected at lower prices than institutional round lot trades.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

NQ Filing 2016

Notes to Statements of Investments (continued)

July 31, 2016 (unaudited)

When market quotations or exchange rates are not readily available, or if the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

For movements between the Levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2016, there were no transfers between levels.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Funds’ investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Select International Equity Fund
Investments in Securities
Common Stocks	24,212,978	185,734,080	—	209,947,058
Preferred Stocks	4,184,700	13,707,639	—	17,892,339
Exchange Traded Funds[1]	—	—	—	—
Government Bonds[1]	—	—	—	—
Short-Term Investments	2,822,124	—	—	2,822,124

	31,219,802	199,441,719	—	230,661,521

1	Represents a security that is fair valued at zero pursuant to procedures approved by the Fund’s Board of Trustees.

NQ Filing 2016

Notes to Statements of Investments (continued)

July 31, 2016 (unaudited)

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Select International Equity Fund II
Investments in Securities
Common Stocks	12,045,799	90,079,781	—	102,125,580
Preferred Stocks	2,072,775	6,647,332	—	8,720,107
Short-Term Investments	1,172,603	—	—	1,172,603

	15,291,177	96,727,113	—	112,018,290

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	79,423,015	—	79,423,015
Commercial Mortgage-Backed Securities	—	97,011,811	—	97,011,811
Non-Agency Mortgage-Backed Securities	—	111,979,189	—	111,979,189
Corporate Bonds	—	271,895,593	—	271,895,593
Municipal Bonds	—	37,189,832	—	37,189,832
Government Bonds	—	95,511,367	—	95,511,367
U.S. Agencies	—	127,206,573	—	127,206,573
U.S. Treasuries	—	87,235,801	—	87,235,801
Short-Term Investments	49,706,306	—	—	49,706,306
Other Financial Instruments
Assets
Futures Contracts	215,853	—	—	215,853
Forward Foreign Currency Exchange Contracts	—	628,992	—	628,992
Liabilities
Futures Contracts	(1,210,890)	—	—	(1,210,890)
Forward Foreign Currency Exchange Contracts	—	(2,452,163)	—	(2,452,163)

	48,711,269	905,630,010	—	954,341,279

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Global High Income Fund
Investments in Securities
Corporate Bonds	—	591,628,782	4,593,227	596,222,009
Government Bonds	—	28,897,857	—	28,897,857
Government Agencies	—	7,247,362	—	7,247,362
Bank Loans	—	13,015,682	7,216,499	20,232,181
Common Stocks	—	—	4,272,099	4,272,099
Preferred Stocks	4,533,080	—	—	4,533,080
Exchange Traded Funds	43,410,996	—	—	43,410,996
Short-Term Investments	21,325,135	—	—	21,325,135
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	4,007,917	—	4,007,917
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,659,827)	—	(2,659,827)
Credit Default Swap Contracts	—	(224,345)	—	(224,345)

	69,269,211	641,913,428	16,081,825	727,264,464

Amounts listed as “–” are $0 or round to $0.

Select International Equity Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended July 31, 2016

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2016
COMMON STOCK
Latvia	—	—	—	—	—	—	—	—	—	—
Serbia	—	—	—	—	—	—	—	—	—	—
Venezuela	—	—	—	—	—	—	—	—	—	—
GOVERNMENT BONDS
Venezuela	—	39,735	(1,203,226)	1,163,491	—	—	—	—	—	—
EXCHANGE TRADED FUNDS
Russia	—	—	—	—	—	—	—	—	—	—

TOTAL	—	39,735	(1,203,226)	1,163,491	—	—	—	—	—	—

Global High Income Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended July 31, 2016

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2016
BANK LOANS
Italy	$9,993,061	$26,971	$(1,726,070)	$2,104,285	$—	$(5,187,241.00)	$—	$—	$5,211,006	$1,975,814
United States	21,298,070	114,024	(4,353,210)	2,724,348	—	(17,777,739)	—	—	2,005,493	(644,152)
COMMON STOCK
Norway	11,244,457	—	—	(6,972,358)	—	—	—	—	4,272,099	(6,961,697)
United States	3,380,976	—	(1,494,392)	792,243	—	(2,678,827)	—	—	—	—
CORPORATE BONDS
Canada	10,244,723	9,455	(2,540,163)	60,918	—	(3,234,206)	—	—	4,540,727	190,494
United States	45,188	—	—	7,312	—	—	—	—	52,500	(2,063)

TOTAL	$56,206,475	$150,450	$(10,113,835)	$(1,283,252)	$—	$(28,878,013)	$—	$—	$16,081,825	$(5,441,604)

NQ Filing 2016

Notes to Statements of Investments (continued)

July 31, 2016 (unaudited)

The following is quantitative information about level 3 fair value measurements:

Description	Fair Value at 7/31/16 ($)	Valuation Technique(s)	Unobservable Inputs	Range	Weighted Average
Global High Income Fund
Bank Loans	$7,216,499	Broker Pricing	Bid/Ask Spread	$81.5-110.7	$100.7
Common Stocks	4,272,099	Evaluated Pricing	Bid/Ask Spread	3.0	3.0
Corporate Bonds	4,593,227	Broker Pricing	Bid/Ask Spread	3.5-62.8	52.6

Evaluated Pricing: In determining the fair value of the Common Stock as of July 31, 2016, the Aberdeen Global High Income Fund took an average of the values calculated using the Income Approach – Discounted Cash Flow Method and the Market Approach – Guideline Public Company Method, weighted equally, to derive an evaluated price.

Income Approach: A well-established technique used to estimate the equity value of a company through an analysis of projected income, such as using the Discounted Cash Flow Method. Using this analysis, value is indicated from all of the future cash flows attributable to the subject company discounted to present value at a required rate of return. If debt free cash flows are used, any long-term debt is deducted from the indicated value of the invested capital to determine equity value.

Market Approach: References actual transactions in the equity of the enterprise being valued or transactions in similar enterprises that are traded in private and public markets. Third-party transactions in the equity of an entity generally represent the best estimate of fair value if they are completed at arm’s length. The Guideline Public Company Method involves identifying and selecting publicly traded companies with financial and operating characteristics similar to the company being valued. Once publicly traded companies are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital. Similarly, the Comparable Transactions Method analyzes transactions involving target companies operating in industries similar to the subject company. While it is known that no two companies are exactly alike, nor are any two transactions structured identically, consideration is given to comparisons of the capital structure, operations, size, and profitability, as well as other operating characteristics of the target companies. Once comparable transactions for reasonable targets are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital.

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Bank Loans

As of July 31, 2016, Aberdeen Global High Income Fund held no unfunded commitments or bridge loans.

2. Tax Information

As of July 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Select International Equity Fund	$289,975,493	$18,488,697	$(77,802,669)	$(59,313,972)
Aberdeen Select International Equity Fund II	123,473,310	8,851,710	(20,306,730)	(11,455,020)
Aberdeen Total Return Bond Fund	924,928,041	36,538,091	(4,306,645)	32,231,446
Aberdeen Global High Income Fund	756,778,559	26,425,403	(57,063,243)	(30,637,840)

NQ Filing 2016

Notes to Statements of Investments (concluded)

July 31, 2016 (unaudited)

3. Investments in Affiliated Issuers

An affiliated issuer, as defined under the Investment Company Act of 1940, as amended includes, an issuer in which a Fund holds 5% or more of the issuer’s outstanding voting securities. A summary of the Funds’ investments in securities of these issuers for the period ended July 31, 2016 is set forth below:

Affiliate	Shares Held July 31, 2016	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value July 31, 2016
Aberdeen Select International Equity Fund
Toza Markovic ad Kikinda	78,160	$—	$—	$—	$—
Aberdeen Global High Income Fund
Deep Ocean	1,427,968	$—	$—	$—	$4,272,099

NQ Filing 2016

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 28, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

September 28, 2016